Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,898,000	$ 925,000	$ 1,005,000	$ 1,654,000	$ 2,694,000
Prepaid expenses and other current assets	53,000	74,000		18,000
Income tax receivable	193,000	733,000		108,000
Total current assets	2,144,000	1,732,000		2,373,000
Total assets	2,144,000	1,808,000		2,478,000
Current liabilities:
Accounts payable	797,000	585,000		297,000
Accrued liabilities	643,000	505,000		132,000
Demand notes payable	250,000	250,000
Accrued interest	35,000	35,000		38,000
Total current liabilities	1,725,000	1,375,000		467,000
Long-term liabilities:
Convertible notes payable	2,722,000	2,775,000		3,000,000
Long-term debt	291,000	287,000		300,000
Accrued interest	45,000	39,000		27,000
Total long-term liabilities	3,058,000	3,114,000		3,327,000
Shareholders’ deficit:
Preferred stock, $0.001 par value; 10,000,000 and 5,000,000 authorized as of December 31, 2015 and 2014, respectively; no shares issued or outstanding as of December 31, 2015 and 2014	0
Common stock, $0.001 par value; 100,000,000 and 20,000,000 authorized; 29,892,806 and 5,688,927 shares issued and outstanding, as of December 31, 2015 and 2014, respectively	32,000	30,000		6,000
Additional paid-in capital	12,815,000	10,943,000		7,264,000
Accumulated deficit	(15,466,000)	(13,667,000)		(8,569,000)
Accumulated other comprehensive gain (loss), net	(20,000)	13,000		(17,000)
Total shareholders’ deficit	(2,639,000)	(2,681,000)		(1,316,000)	$ 1,413,000
Total liabilities and shareholders’ deficit	$ 2,144,000	$ 1,808,000		$ 2,478,000